INVENTORIES	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
INVENTORIES [Text Block]

12. INVENTORIES

	As at December 31,
	2022	2021
Ore stockpiles	45,306	31,845
Copper contained in concentrate	12,105	19,831
Molybdenum concentrate	417	310
Materials and supplies	35,018	27,885
	92,846	79,871

During the year ended December 31, 2022, the Company recorded an inventory adjustment of $nil (2021: $4,561 recovery) to adjust the carrying value of ore stockpiles to net realizable value, of which $nil (2021: $1,510) is recorded in depletion and amortization and the balance in production costs.